Basis of Presentation and Consolidation (Details)			1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2016 reporting_unit	Mar. 19, 2014	Feb. 29, 2016 reporting_unit	Feb. 29, 2016 operating_segment	Mar. 31, 2016 USD ($)	Mar. 31, 2016 subsidiary operating_segment	Mar. 31, 2014 operating_segment	Jun. 30, 2015 USD ($) subsidiary operating_segment	Jun. 30, 2014 USD ($) operating_segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of subsidiaries | subsidiary						9		9
Ownership percentage of issued and outstanding common stock					49.00%	49.00%
Number of operating segments	1		3	3		3	1	2	1
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Goodwill, Impairment Loss								$ 0	$ 0
Restatement Adjustment [Member] | Viggle | Additional Goodwill Impairment Expense Related to Discontinued Operations [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Goodwill, Impairment Loss					$ 4,231,000
Common Stock
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Reverse stock split, conversion ratio		0.0125